Shareholders’ equity (Details Narrative) € in Thousands		12 Months Ended
	Dec. 10, 2020 shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Share premium (in Euro) | €		€ 213,477	€ 213,477		€ 194,053
Transaction costs (in Euro) | €		€ 5,000
Deferred shares		25,000
Nominal value of deferred shares (in Euro per share) | $ / shares			€ 1
Deferred shares cancelled	25,000
P I P E Financing [Member]
IfrsStatementLineItems [Line Items]
Share premium (in Euro) | €		€ 188,000	€ 188,000
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding		10,998,723	10,998,723		9,929,217
Par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Number of warrants converted		1,059,506
Proceeds from warrants conversion | €		€ 10,100
Share premium (in Euro) | €		€ 10,000	€ 10,000
Class A Ordinary Shares [Member] | Accredited Investors [Member]
IfrsStatementLineItems [Line Items]
Shares issued		2,450,000	2,450,000
Class A Ordinary Shares [Member] | Fusion Fuel Green [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding		7,033,356	7,033,356
Par value (in Dollars per share) | $ / shares				0.0001
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding		2,125,000	2,125,000		2,125,000
Par value (in Dollars per share) | $ / shares				0.0001		$ 0.0001
Shares issued		2,125,000	2,125,000
Class B Ordinary Shares [Member] | Fusion Fuel Green [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding		2,125,000	2,125,000
Par value (in Dollars per share) | $ / shares				$ 0.0001